Employee Benefit Plans - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Amount in other comprehensive loss expected to be recognized as component of net periodic benefit cost over next fiscal year	$ 1,353
Benefit Obligations Of Philippines Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Expectation of the average long term rate of return expected, years	15 years
Benefit Obligations Of Philippines Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Expectation of the average long term rate of return expected, years	20 years